Changes in Accounting policies and Recent accounting pronouncements (Policies)	6 Months Ended
Jun. 30, 2023
Changes In Accounting Policies And Recent Accounting Pronouncements
Changes in Accounting policies and Recent accounting pronouncements

·	IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (Amendments). The amendments replace the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies. The amendments to IAS 1 and Practice Statement 2 relate to disclosures of accounting policies in complete financial statements.
·	IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (Amendments). The amendments introduce a new definition of accounting estimates, defined as monetary amounts in financial statements that are subject to measurement uncertainty, if they do not result from a correction of prior period error.

2.       Changes in Accounting policies and Recent accounting pronouncements (continued)

·	IAS 12 Income taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments). The amendments narrow the scope of and provide further clarity on the initial recognition exception under IAS 12 and specify how companies should account for deferred tax related to assets and liabilities arising from a single transaction, such as leases and decommissioning obligations.

·	Amendment to IAS 12 Income taxes: International Tax Reform – Pillar Two Model Rules. The amendments issued in May 2023, give temporary relief from accounting for deferred taxes arising from the Organisation for Economic Co-operation and Development’s (OECD) international tax reform. The amendments introduce: (i) a temporary exception, to the accounting for deferred taxes arising from jurisdictions implementing the global tax rules, and (ii) targeted disclosure requirements, to help investors better understand a company’s exposure to income taxes arising from the reform, particularly before legislation implementing the rules is in effect. Companies can benefit from the temporary exception immediately but are required to provide the disclosures to investors for annual reporting periods beginning on or after 1 January 2023.

The amendments had no impact on the financial statements of the Company.

In addition to the recent accounting pronouncements issued, but not yet effective and not adopted by the Company, as disclosed in Note 2 to the Company’s consolidated financial statements included in the 2022 Annual Report, there are the following accounting pronouncements issued, but not yet effective and not early adopted by the Company:

·	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements. The amendments introduce supplemental disclosure requirements for the entities’ supplier finance arrangements. The amendments are effective for annual reporting periods beginning on or after 1 January 2024.

The Company has not early adopted the above amendments and is in process of assessing the potential impact on the financial statements.